Short-term Bank Loans - Summary of Short-term Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Unsecured bank loans	$ 969,353	$ 32,704
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rate	0.55%	0.55%
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Annual interest rate	1.71%	1.71%